Regulatory Inspection of facilities	12 Months Ended
Mar. 31, 2024
Regulatory Inspection Of Facilities [Abstract]
Regulatory Inspection of facilities
35.
Regulatory Inspection of facilities

Tabulated below are the details of the U.S. FDA inspections carried out at other facilities of the Company:

Month and year	Unit	Details of observations
March 2021	API Middleburgh Plant, New York, United States	Three observations were noted. In February 2022, an Establishment Inspection Report (“EIR”) was issued by the U.S. FDA indicating the closure of the audit.
April 2021	Integrated Product Development Organization (IPDO), Bachupally, Hyderabad, India	No observations noted. EIR/Remote Record Review Summary was received on August 10, 2021 and the U.S. FDA concluded that this remote record review was closed.
October 2021	Formulations manufacturing facilities {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2 (FTO IX)} at Duvvada, Visakhapatnam, India	Eight observations were noted. In February 2022, an EIR was issued by the U.S. FDA indicating the closure of the audit.
July 2022	Formulations manufacturing facility (FTO XI) at Srikakulam, India	Two observations were noted in the U.S. FDA inspection. The Company responded to the observations in July 2022. In August 2022, an EIR was issued by the U.S. FDA indicating the closure of audit.
May 2023	API Hyderabad plant 1, Bollaram, Hyderabad, India	One observation was noted. The Company responded to the observation on May 24, 2023. On August 3, 2023, an EIR was issued by the U.S. FDA indicating the closure of audit.
May 2023	Formulations Srikakulam (SEZ) plant 2, Andhra Pradesh, India	Four observations were noted. The Company responded to the observations on June 5, 2023. On June 16, 2023, an EIR was issued by the U.S. FDA indicating the closure of audit.
June 2023	API Hyderabad plant 3, Bollaram, Hyderabad, India	No observations were noted in the U.S. FDA inspection. On September 12, 2023, an EIR was issued by the U.S. FDA indicating the closure of audit.
July 2023	API Srikakulam plant (Unit 6), Andhra Pradesh, India	No observations were noted in the U.S. FDA inspection and the Company is awaiting the EIR.
October 2023	Biologics, Hyderabad, India	Nine observations were noted in the U.S. FDA inspection. The Company responded to the observations on November 2, 2023. A Complete Response Letter (CRL) received from agency on April 2024.
October 2023	Formulations Hyderabad Plant 3, Hyderabad, India
Ten observations were noted in the U.S. FDA inspection. The Company responded to the observations on November 20, 2023. On February 9, 2024, an EIR was issued by the U.S. FDA indicating the closure of audit.

December 2023	Integrated Product Development Organization (IPDO) at Bachupally, Hyderabad
Three observations were noted in the U.S. FDA inspection. The Company responded to the observations on January 2, 2024. On March 05, 2024, an EIR was issued by the U.S. FDA indicating the closure of audit.

May 2024	Formulations manufacturing facilities {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2 (FTO IX)} at Duvvada, Visakhapatnam, India	Two observations were noted in the U.S. FDA inspection. The Company respond ed to the observations by June 7 , 2024.
June 2024	API Srikakulam plant (Unit 6), Andhra Pradesh, India	Four observations were noted in the U.S. FDA inspection. The Company will respond to the observations by July 1, 2024.